Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost		$ 1,983	$ 1,720
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions		154	27
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		695,600	583,200
Collateral
Cash collateral received	[1]	26,000	18,600
Collateralized by securities	[1]	185,700	179,400
Secured by real estate	[1]	194,600	174,700
Other collateral	[1],[2]	30,100	24,300
Credit enhancements
Netting	[1]	21,100	14,400
Credit derivative contracts	[1]	0	0
Guarantees	[1]	4,400	1,100
Exposure to credit risk after collateral and credit enhancements		233,700	170,700
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		687,300	576,800
Collateral
Cash collateral received	[1]	26,000	18,600
Collateralized by securities	[1]	185,700	179,400
Secured by real estate	[1]	194,600	174,700
Other collateral	[1],[2]	30,100	24,300
Credit enhancements
Netting	[1]	21,100	14,400
Credit derivative contracts	[1]	0	0
Guarantees	[1]	4,400	1,100
Exposure to credit risk after collateral and credit enhancements		225,500	164,400
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		158,200	107,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		158,200	107,100
Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[3]	15,400	12,400
Collateral
Collateralized by securities	[1],[3]	100	0
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[3]	15,300	12,400
Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		74,200	84,200
Collateral
Cash collateral received	[1]	0
Collateralized by securities	[1]	67,100	77,600
Other collateral	[1],[2]	7,000	5,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0	800
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[4],[5]	32,700	23,300
Credit enhancements
Netting	[1],[4],[5]	21,100	14,400
Exposure to credit risk after collateral and credit enhancements	[4],[5]	11,600	8,900
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	379,500	326,800
Collateral
Cash collateral received	[1],[6]	25,800	18,400
Collateralized by securities	[1],[6]	118,200	101,400
Secured by real estate	[1],[6]	194,600	174,700
Other collateral	[1],[2],[6]	21,700	17,100
Credit enhancements
Guarantees	[1],[6]	4,400	1,100
Exposure to credit risk after collateral and credit enhancements	[6]	14,800	14,000
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		27,200	23,000
Collateral
Cash collateral received	[1]	100	100
Collateralized by securities	[1]	200	400
Secured by real estate	[1]		0
Other collateral	[1],[2]	1,300	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		25,500	21,100
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		8,300	6,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		8,300	6,300
Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		101,600	82,300
Collateral
Cash collateral received	[1]	800	1,500
Collateralized by securities	[1]	22,700	14,900
Secured by real estate	[1]	8,500	6,300
Other collateral	[1],[2]	11,200	11,000
Credit enhancements
Netting	[1]	0	0
Credit derivative contracts	[1]	400	200
Guarantees	[1]	4,900	2,800
Exposure to credit risk after collateral and credit enhancements		53,000	45,700
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[7]	17,000	18,100
Collateral
Cash collateral received	[1],[7]	700	1,000
Collateralized by securities	[1],[7]	5,000	3,000
Secured by real estate	[1],[7]	200	100
Other collateral	[1],[2],[7]	1,700	1,700
Credit enhancements
Guarantees	[1],[7]	2,500	2,500
Exposure to credit risk after collateral and credit enhancements	[7]	7,000	9,800
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[7]	41,200	27,500
Collateral
Cash collateral received	[1],[7]	0	200
Collateralized by securities	[1],[7]	4,200	1,900
Secured by real estate	[1],[7]	2,100	1,300
Other collateral	[1],[2],[7]	6,800	5,800
Credit enhancements
Credit derivative contracts	[1],[7]	400	200
Guarantees	[1],[7]	2,400	200
Exposure to credit risk after collateral and credit enhancements	[7]	25,300	18,000
Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		3,200	1,700
Collateral
Collateralized by securities	[1]	3,200	1,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		40,100	35,100
Collateral
Cash collateral received	[1]	100	300
Collateralized by securities	[1]	10,300	8,300
Secured by real estate	[1]	6,200	4,900
Other collateral	[1],[2]	2,700	3,600
Credit enhancements
Guarantees	[1]	0	0
Exposure to credit risk after collateral and credit enhancements		20,700	17,900
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost		1,983	1,720
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions		154	27
UBS AG | Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		697,000	584,300
Collateral
Cash collateral received	[1]	27,200	19,500
Collateralized by securities	[1]	185,700	179,400
Secured by real estate	[1]	194,600	174,700
Other collateral	[1],[2]	30,100	24,300
Credit enhancements
Netting	[1]	21,100	14,400
Credit derivative contracts	[1]	0	0
Guarantees	[1]	4,400	1,100
Exposure to credit risk after collateral and credit enhancements		233,900	171,000
UBS AG | Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		688,700	578,000
Collateral
Cash collateral received	[1]	27,200	19,500
Collateralized by securities	[1]	185,700	179,400
Secured by real estate	[1]	194,600	174,700
Other collateral	[1],[2]	30,100	24,300
Credit enhancements
Netting	[1]	21,100	14,400
Credit derivative contracts	[1]	0	0
Guarantees	[1]	4,400	1,100
Exposure to credit risk after collateral and credit enhancements		225,600	164,600
UBS AG | Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		158,200	107,100
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		158,200	107,100
UBS AG | Loans and advances to banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[3]	15,300	12,400
Collateral
Collateralized by securities	[1],[3]	100	0
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	[3]	15,200	12,300
UBS AG | Receivables from securities financing transactions | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		74,200	84,200
Collateral
Cash collateral received	[1]	0
Collateralized by securities	[1]	67,100	77,600
Other collateral	[1],[2]	7,000	5,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0	800
UBS AG | Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[4],[5]	32,700	23,300
Credit enhancements
Netting	[1],[4],[5]	21,100	14,400
Exposure to credit risk after collateral and credit enhancements	[4],[5]	11,600	8,900
UBS AG | Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[6]	381,000	328,000
Collateral
Cash collateral received	[1],[6]	27,000	19,400
Collateralized by securities	[1],[6]	118,200	101,400
Secured by real estate	[1],[6]	194,600	174,700
Other collateral	[1],[2],[6]	21,700	17,100
Credit enhancements
Credit derivative contracts	[1],[6]	0
Guarantees	[1],[6]	4,400	1,100
Exposure to credit risk after collateral and credit enhancements	[6]	15,100	14,300
UBS AG | Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		27,200	23,000
Collateral
Cash collateral received	[1]	100	100
Collateralized by securities	[1]	200	400
Secured by real estate	[1]	0	0
Other collateral	[1],[2]	1,300	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		25,500	21,200
UBS AG | Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		8,300	6,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		8,300	6,300
UBS AG | Total maximum exposure to credit risk not reflected on the balance sheet | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		103,500	84,200
Collateral
Cash collateral received	[1]	800	1,500
Collateralized by securities	[1]	22,700	14,900
Secured by real estate	[1]	8,500	6,300
Other collateral	[1],[2]	11,200	11,000
Credit enhancements
Netting	[1]	0	0
Credit derivative contracts	[1]	400	200
Guarantees	[1]	4,900	2,800
Exposure to credit risk after collateral and credit enhancements		54,900	47,600
UBS AG | Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[7]	17,000	18,100
Collateral
Cash collateral received	[1],[7]	700	1,000
Collateralized by securities	[1],[7]	5,000	3,000
Secured by real estate	[1],[7]	200	100
Other collateral	[1],[2],[7]	1,700	1,700
Credit enhancements
Guarantees	[1],[7]	2,500	2,500
Exposure to credit risk after collateral and credit enhancements	[7]	7,000	9,800
UBS AG | Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	[7]	41,200	27,500
Collateral
Cash collateral received	[1],[7]	0	200
Collateralized by securities	[1],[7]	4,200	1,900
Secured by real estate	[1],[7]	2,100	1,300
Other collateral	[1],[2],[7]	6,800	5,800
Credit enhancements
Credit derivative contracts	[1],[7]	400	200
Guarantees	[1],[7]	2,400	200
Exposure to credit risk after collateral and credit enhancements	[7]	25,300	18,000
UBS AG | Forward starting reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		3,200	1,700
Collateral
Collateralized by securities	[1]	3,200	1,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements		0	0
UBS AG | Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk		42,000	36,900
Collateral
Cash collateral received	[1]	100	300
Collateralized by securities	[1]	10,300	8,300
Secured by real estate	[1]	6,200	4,900
Other collateral	[1],[2]	2,700	3,600
Credit enhancements
Guarantees	[1]	0	0
Exposure to credit risk after collateral and credit enhancements		$ 22,700	$ 19,800

[1]
Of which: USD 1,983 million for 31 December 2020 (31 December 2019: USD 1,720 million) relates to total credit-impaired financial assets measured at amortized cost and USD 154 million for 31 December 2020 (31 December 2019: USD 27 million) to total off-balance sheet financial instruments and other credit lines for credit-impaired positions

[2]	Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities
[3]	Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients.
[4]
Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

[5]	The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 22 for more information.
[6]	Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral.
[7]	The amount shown in the “Guarantees” column includes sub-participations.